Other current liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities
Liabilities due to personnel bonus	€ 1,996,597	€ 2,263,758
Social security liabilities	144,420	162,544
Tax liabilities other than income taxes	613,125	424,443
Liabilities for remaining leave	338,219	302,597
Contract liabilities	190,154	334,123
Accrued expenses	57,519	39,014
Miscellaneous other non‑financial liabilities	560,309	560,876
Total	3,900,342	4,087,355
Freight, professional services and office supplies accruals	€ 291,000	€ 525,000